1998 SEMIANNUAL REPORT

IDS
Managed
Allocation
Fund


(icon of) spinning toy

The goal of IDS Managed Allocation Fund, a part of IDS Managed Retirement Fund, Inc., is to maximize total return through a combination of growth of capital and current income.

      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

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Going where the action is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Portfolio can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   27
Board members and officers                  43
IDS mutual funds                            44

      To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A generally good environment for financial assets, both in the U.S. and Europe, resulted in a rewarding six months for IDS Managed Allocation Fund. For the first half of the fiscal year -- October 1997 through March 1998 -- the Fund's Class A shares generated a total return of 8.9%. (This figure includes a substantial capital gain that was paid to shareholders in December 1997 and reduced the Fund's net asset value by the same amount at that time.)

      Although U.S. stocks got off to a good start, a financial crisis that began in Southeast Asia drove prices down in major markets around the world in late October. With that cloud of concern hanging over them, stocks could do little more than mark time over the ensuing three months.

      By February, though, the viewpoint that the `Asian flu' would pass without serious impact on the world's major markets had emerged. Supported by ongoing reports of low inflation, the U.S. market responded with a rally that lasted through the end of the fiscal period. European stocks followed suit as well, though to a somewhat lesser degree.

      Bonds enjoy strong performance

      U.S. bonds, on the other hand, enjoyed their best performance from October through December. In their case, the Asian crisis was a benefit, as worried investors sought out U.S. Treasury securities. The buying drove down long-term interest rates into January, sending prices higher along the way.

      The Fund participated in the stock and bond run-ups here at home, as we maintained healthy exposures to both asset classes (about 30% in U.S.
      stocks and 15%-28% in bonds.) We also kept about 30% of the portfolio invested in foreign stocks, chiefly in Europe, which also proved to be productive. Looking at stock holdings on a sector basis, most of the money was kept in consumer non-cyclical issues, which include health care, food/beverage and consumer/household products, followed by roughly equal amounts in financial services, technology and utility stocks. The only notable changes to the portfolio during the six months were a reduction in the amount of cash reserves and an increase in bond holdings.

      Although it seems highly unlikely that the U.S. stock market will maintain its recent powerful pace throughout the year, the investment environment at this time (mid-April) remains largely favorable. The same can be said of Europe, where stock prices may actually have more appreciation potential than in the U.S. over the near term. Aside from those anchors of the portfolio, we continue to maintain a substantial exposure to U.S. bonds, as well as small but potentially very productive investments in emerging markets.




      Steven Merrell
      (picture of) Steven Merrell
      Steven Merrell
      Portfolio manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   11.92

Sept. 30, 1997      $   12.68

Decrease            $    0.76


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.68

From capital gains  $    1.03

Total distributions$     1.71

Total return*           +8.9%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   11.86

Sept. 30, 1997      $   12.63

Decrease            $    0.77


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.64

From capital gains  $    1.03

Total distributions$     1.67

Total return*           +8.5%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   11.92

Sept. 30, 1997      $   12.68

Decrease            $    0.76


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.69

From capital gains  $    1.03

Total distributions$     1.72

Total return*           +9.0%**


      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      The Portfolio's ten largest holdings


                                              Percent              Value
                          (of Portfolio's net assets)   (as of March 31, 1998)

       General Electric                         1.41%        $43,576,400

       Coca-Cola                                1.22          37,890,169

       Royal Dutch Petroleum                    1.06          32,951,249

       U.S. Treasury Bond                       1.06          32,704,960
       6.75% 2000

       Merck & Co                                .97          29,988,399

       Ford Motor                                .94          29,165,625

       BankAmerica                               .92          28,596,512

       Banque Natl de Paris                      .88          27,141,611

       Procter & Gamble                          .87          27,008,438

       Telecomunicacoes Brasileiras-             .84          25,962,499

       Telebras ADR

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The ten holdings listed here make up 10.17%
of the Portfolio's net assets


 Financial statements


      Statement of assets and liabilities
      IDS Managed Allocation Fund
      March 31, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investment in Total Return Portfolio (Note 1)                                                  $3,095,839,839
                                                                                                --------------

                                  Liabilities

 Accrued distribution fee                                                                                5,687
 Accrued service fee                                                                                    14,591
 Accrued transfer agency fee                                                                             9,069
 Accrued administrative services fee                                                                     2,587
 Other accrued expenses                                                                                 49,885
                                                                                                        ------
 Total liabilities                                                                                      81,819
                                                                                                        ------
 Net assets applicable to outstanding capital stock                                             $3,095,758,020
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    2,597,612
 Additional paid-in capital                                                                      2,558,238,978
 Excess of distributions over net investment income                                                 (2,084,731)
 Accumulated net realized gain (loss)                                                              120,106,024
 Unrealized appreciation (depreciation) on investments and on translation of
      assets and liabilities in foreign currencies                                                 416,900,137
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $3,095,758,020
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,695,546,318
                                                          Class B                               $  277,056,212
                                                          Class Y                               $  123,155,490
 Net asset value per share of outstanding capital stock:  Class A shares     226,068,493        $        11.92
                                                          Class B shares      23,363,471        $        11.86
                                                          Class Y shares      10,329,277        $        11.92

See accompanying notes to financial statements.


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

      Statement of operations
      IDS Managed Allocation Fund
      Six months ended March 31, 1998


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                         $11,341,357
 Interest                                                                                           38,373,794
      Less foreign taxes withheld                                                                     (185,733)
                                                                                                      --------
 Total income                                                                                       49,529,418
                                                                                                    ----------
 Expenses (Note 2):
 Expenses allocated from Total Return Portfolio                                                      6,976,779
 Distribution fee -- Class B                                                                           939,963
 Transfer agency fee                                                                                 1,673,626
 Incremental transfer agency fee-- Class B                                                              13,391
 Service fee
      Class A                                                                                        2,217,273
      Class B                                                                                          217,696
      Class Y                                                                                           58,482
 Administrative services fees and expenses                                                             458,138
 Compensation of board members                                                                           6,587
 Postage                                                                                                45,000
 Registration fees                                                                                      92,861
 Audit fees                                                                                              4,812
 Other                                                                                                     965
                                                                                                           ---
 Total expenses                                                                                     12,705,573
      Earnings credits on cash balances (Note 2)                                                      (211,253)
                                                                                                      --------
 Total net expenses                                                                                 12,494,320
                                                                                                    ----------
 Investment income (loss) -- net                                                                    37,035,098
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                        150,113,085
      Financial futures contracts                                                                   (9,064,355)
      Foreign currency transactions                                                                  3,000,167
      Option contracts written                                                                      (1,444,360)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           142,604,537
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            74,541,441
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                             217,145,978
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $254,181,076
                                                                                                  ============

See accompanying notes to financial statements.



                                                     Financial statements


      Statements of changes in net assets
      IDS Managed Allocation Fund



                             Operations and distributions                 March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   37,035,098        $   71,716,154
 Net realized gain (loss) on investments                                     142,604,537           345,559,133
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      74,541,441           122,452,877
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations             254,181,076           539,728,164
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (34,942,292)          (65,540,801)
            Class B                                                           (2,588,118)           (3,907,527)
            Class Y                                                           (1,660,428)           (3,162,775)
      Net realized gain
            Class A                                                         (314,653,758)         (292,030,274)
            Class B                                                          (30,968,697)          (20,916,577)
            Class Y                                                          (14,757,922)          (13,571,619)
                                                                             -----------           -----------
 Total distributions                                                        (399,571,215)         (399,129,573)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                 75,195,648           196,359,438
      Class B shares                                                          34,022,734            78,101,366
      Class Y shares                                                          13,977,019            32,047,202
 Reinvestment of distributions at net asset value
      Class A shares                                                         345,413,854           354,268,365
      Class B shares                                                          33,363,511            24,680,194
      Class Y shares                                                          16,418,350            16,734,394
 Payments for redemptions
      Class A shares                                                        (236,489,538)         (558,247,028)
      Class B shares (Note 2)                                                (19,774,074)          (35,890,509)
      Class Y shares                                                         (19,273,258)          (48,656,445)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           242,854,246            59,396,977
                                                                             -----------            ----------
 Total increase (decrease) in net assets                                      97,464,107           199,995,568
 Net assets at beginning of period                                         2,998,293,913         2,798,298,345
                                                                           -------------         -------------
 Net assets at end of period                                              $3,095,758,020        $2,998,293,913
                                                                          --------------        --------------
 Undistributed (excess of distributions over) net investment income       $   (2,084,731)       $       71,009
                                                                          ==============        ==============

See accompanying notes to financial statements.


 Notes to financial statements


      IDS Managed Allocation Fund
      (Unaudited as to March 31, 1998)


  1

Summary of
significant
accounting policies



      The Fund is a series of IDS Managed Retirement Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Total Return Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1998 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


  2

Expenses and
sales charges



      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $1,886,797 for Class A and $117,281 for Class B for the six months ended March 31, 1998. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended March 31, 1998, the Fund's transfer agency fees were reduced by $211,253 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:

                                         Six months ended March 31, 1998
                                      Class A       Class B       Class Y

      Sold                          6,341,133     2,874,497     1,170,859

      Issued for reinvested        31,716,679     3,082,511     1,507,722
        distributions

      Redeemed                    (20,057,360)   (1,698,483)   (1,669,495)

      Net increase (decrease)      18,000,452     4,258,525     1,009,086


                                            Year ended Sept. 30, 1997
                                      Class A       Class B       Class Y

      Sold                         16,320,731     6,502,486     2,643,368

      Issued for reinvested        31,097,328     2,176,773     1,468,689
        distributions

      Redeemed                    (46,167,773)   (2,976,311)   (4,038,230)

      Net increase (decrease)       1,250,286     5,702,948        73,827


4.

Financial
highlights
                          The tables below show certain important financial information for evaluating the Fund's results.

                          Fiscal period ended Sept. 30,
                          Per share income and capital changesa

                                                          Class A
                           1998b   1997   1996c    1995   1994    1993    1992    1991     1990   1989     1988
Net asset value,         $12.68  $12.20  $12.19  $11.29 $12.16  $11.91  $11.08   $9.01   $10.05   $7.48   $6.82
beginning of period

                          Income from investment operations:
Net investment income       .15     .32     .24     .21    .13     .17     .21     .20      .27     .26     .16
(loss)

Net gains (losses)          .80    1.97     .58    1.65    .03    1.07    2.04    2.45    (.39)    2.51     .66
(both realized and
unrealized)

Total from investment       .95    2.29     .82    1.86    .16    1.24    2.25    2.65          (.12)2.77   .82
operations

       Less distributions:
Dividends from net        (.16)   (.32)   (.23)   (.16)  (.12)   (.19)   (.21)   (.27)    (.25)   (.20)   (.16)
investment income

Distributions from       (1.55)  (1.49)   (.58)   (.80)  (.90)   (.80)  (1.20)   (.31)    (.67)      --      --
realized gains

Excess distributions of     --       --      --      --  (.01)      --   (.01)      --       --      --      --
realized gains

Total distributions      (1.71)  (1.81)   (.81)   (.96) (1.03)   (.99)  (1.42)   (.58)    (.92)   (.20)   (.16)

Net asset value,         $11.92  $12.68  $12.20  $12.19 $11.29  $12.16  $11.91  $11.08    $9.01  $10.05   $7.48
end of period

  Ratios/supplemental data
                                                          Class A
                          1998b    1997   1996c    1995   1994    1993    1992    1991     1990    1989    1988
Net assets, end of       $2,696  $2,639  $2,523  $2,602 $2,252  $1,845  $1,425  $1,007     $715    $700    $644
period (in millions)

Ratio of expenses to      .80%e    .84%   .80%e    .83%   .85%    .83%    .85%    .90%     .90%    .92%    .88%
average daily net assetsd

Ratio of net income      2.58%e   2.55% 2.29% e   1.85%  1.13%   1.46%   1.94%   1.98%    2.94%   2.82%   2.07%
(loss) to average
daily net assets

Portfolio turnover rate     59%     99%    142%     90%    66%     61%     46%     81%      78%     73%    102%
(exluding short-term
securities)

Total returnf              8.9%   20.8%    7.1%   18.0%   1.0%   11.2%   22.3%   30.9%   (1.2%)   37.3%   12.0%

Average brokerage        $.0115  $.0339  $.0303      --     --      --     --       --       --      --      --
commission rateg



a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.
g Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.





                           Fiscal period ended Sept. 30,
                           Per share income and capital changesa
                                       Class B                      Class Y
                             1998b   1997    1996c    1995d      1998b     1997    1996c  1995d
Net asset value,            $12.63 $12.15   $12.16   $10.41     $12.68   $12.20   $12.19 $10.41
beginning of period

                          Income from investment operations:
Net investment income (loss)   .11    .23      .15      .11        .16      .33      .26    .16

Net gains (losses) (both       .79   1.97      .57     1.74        .80     1.97      .58   1.76
realized and unrealized)

Total from investment          .90   2.20      .72     1.85        .96     2.30      .84   1.92
operations

                          Less distributions:
Dividends from net           (.12)  (.23)    (.15)    (.10)      (.17)    (.33)    (.25)  (.14)
investment income

Distributions from          (1.55) (1.49)    (.58)       --     (1.55)   (1.49)    (.58)     --
realized gains

Total distributions         (1.67) (1.72)    (.73)    (.10)     (1.72)   (1.82)    (.83)  (.14)

Net asset value,            $11.86 $12.63   $12.15   $12.16     $11.92   $12.68   $12.20 $12.19
end of period

                          Ratios/supplemental data
                                       Class B                      Class Y
                             1998b   1997    1996c    1995d      1998b     1997    1996c  1995d
Net assets, end of            $277   $241     $163      $75       $123     $118     $113   $115
period (in millions)

Ratio of expenses to        1.57%f  1.60%   1.57%f   1.58%f      .73%f     .71%    .63%f  .65%f
average daily net assetse

Ratio of net income to      1.83%f  1.82%   1.61%f    .94%f     2.66%f    2.69%   2.45%f1.95%f
average daily net assets

Portfolio turnover rate        59%    99%     142%      90%        59%      99%     142%    90%
(excluding short-term
securities)

Total returng                 8.5%  19.9%     6.5%    17.7%       9.0%    20.9%     7.3%  18.4%

Average brokerage           $.0115 $.0339   $.0303       --     $.0115   $.0339   $.0303     --
commission rateh

a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Six months ended March 31, 1998 (Unaudited).
c The Fund's fiscal year-end was changed from Nov. 30 to Sept. 30, effective
  1996.
d Inception date was March 20, 1995.
e Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.
h Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.





 Financial statements


      Statement of assets and liabilities
      Total Return Portfolio
      March 31, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1):
 Investments in securities of unaffiliated issuers
      (identified cost $2,797,183,595)                                                          $3,214,824,045
 Investments in securities of affiliated issuer
      (identified cost $13,079,176)                                                                  3,877,500
                                                                                                     ---------
 Total investments in securities (identified cost $2,810,262,771)                                3,218,701,545
 Dividends and accrued interest receivable                                                          17,023,012
 Receivable for investment securities sold                                                           5,798,286
 Receivable from investment advisor                                                                    103,412
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                    6,320
                                                                                                         -----
 Total assets                                                                                    3,241,632,575
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                   2,031,195
 Payable for investment securities purchased                                                         5,672,798
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                   60,040
 Payable upon return of securities loaned (Note 5)                                                 133,307,096
 Accrued investment management services fee                                                             40,954
 Option contracts written, at value
      (premium received $12,524,889) (Note 6)                                                        3,829,000
 Other accrued expenses                                                                                 58,033
                                                                                                        ------
 Total liabilities                                                                                 144,999,116
                                                                                                   -----------
 Net assets                                                                                     $3,096,633,459
                                                                                                ==============

See accompanying notes to financial statements.



                                                     Financial statements


      Statement of operations
      Total Return Portfolio
      Six months ended March 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $  11,344,124
 Interest                                                                                           38,366,547
      Less foreign taxes withheld                                                                     (185,779)
                                                                                                      --------
 Total income                                                                                       49,524,892
 Expenses (Note 2):
 Investment management services fee                                                                  6,586,309
 Compensation of board members                                                                          10,382
 Custodian fees                                                                                        353,533
 Audit fees                                                                                             15,375
 Other                                                                                                  20,894
                                                                                                        ------
 Total expenses                                                                                      6,986,493
      Earnings credits on cash balances (Note 2)                                                        (8,010)
                                                                                                        ------
 Total net expenses                                                                                  6,978,483
                                                                                                     ---------
 Investment income (loss) -- net                                                                    42,546,409
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                               150,146,106
      Financial futures contracts                                                                   (9,066,534)
      Foreign currency transactions                                                                  3,000,746
      Option contracts written (Note 6)                                                             (1,444,694)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                           142,635,624
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            74,565,496
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                             217,201,120
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $259,747,529
                                                                                                  ============

See accompanying notes to financial statements.




      Statements of changes in net assets
      Total Return Portfolio



                             Operations                                   March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   42,546,409        $   82,689,056
 Net realized gain (loss) on investments                                     142,635,624           345,627,464
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      74,565,496           122,489,698
                                                                              ----------           -----------
 Net increase (decrease) in net assets resulting from operations             259,747,529           550,806,218
 Net contributions (withdrawals) from partners                              (162,320,716)         (350,789,437)
                                                                            ------------          ------------
 Total increase (decrease) in net assets                                      97,426,813           200,016,781
 Net assets at beginning of period                                         2,999,206,646         2,799,189,865
                                                                           -------------         -------------
 Net assets at end of period                                              $3,096,633,459        $2,999,206,646
                                                                          --------------        --------------

See accompanying notes to financial statements.


 Notes to financial statements


      Total Return Portfolio
      (Unaudited as to March 31, 1998)


  1

Summary of
significant
accounting policies



      Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At March 31, 1998, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1998 was $12,259,850 representing 0.40% of net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Fees and
expenses



      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Managed Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $534,717 for the six months ended March 31, 1998.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $8,010 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3

Securities
transactions


      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,804,281,817 and $1,498,809,376, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 59%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $94,575 for the six months ended March 31, 1998.


  4

Foreign currency
contracts


      At March 31, 1998, the Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See
      "Summary of significant accounting policies." The terms of the open contracts are as follows:


 Exchange                  Currency to               Currency to           Unrealized              Unrealized
   date                   be delivered               be received          appreciation            depreciation

April 1, 1998               3,758,676                  2,036,119               $4,183                  $    --
                          Deutsche Mark              U.S. Dollar

April 2, 1998               1,567,996                  1,106,662                   --                      485
                         Canadian Dollar             U.S. Dollar

April 2, 1998               4,057,591                  2,195,666                2,137                       --
                          Deutsche Mark              U.S. Dollar

April 3, 1998               1,710,029                 64,450,987                   --                   59,555
                           U.S. Dollar                 Thai Baht
Total                                                                          $6,320                  $60,040



      Notes to financial statements

      Total Return Portfolio


  5

Lending of
portfolio securities



      At March 31, 1998, securities valued at $129,430,759 were on loan to brokers. For collateral, the Portfolio received $133,307,096 in cash. Income from securities lending amounted to $379,288 for the six months ended March 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


  6

Option contracts
written

      The number of contracts and premium amounts associated with option contracts written is as follows:




                                               Six months ended March 31, 1998

                                      Puts                      Calls
                           Contracts       Premium    Contracts       Premium
Balance Sept. 30, 1997          --    $         --           --     $      --
Opened                        8,750     14,423,300        3,800       811,073
Closed                       (1,450)     (553,981)           --            --
Exercised                    (2,500)   (1,016,216)      (2,800)     (651,578)
Expired                      (1,300)     (328,214)      (1,000)     (159,495)
Balance March 31, 1998        3,500   $12,524,889           --      $      --

See "Summary of significant accounting policies."

 Investments in securities


      Total Return Portfolio
      March 31, 1998 (Unaudited)



                                               (Percentages represent
                                                 value of investments
                                              compared to net assets)

 Common stocks - 63.4%
Issuer                       Shares       Value(a)

 Aerospace & defense - 1.7%
 AlliedSignal               220,000      $9,240,000
 Goodrich (BF)              120,000       6,127,500
 Lockheed Martin            105,000      11,812,500
 Raytheon Cl B              190,800      11,137,950
 Rockwell Intl              242,500      13,913,438
 Total                                   52,231,388

 Airlines - 0.4%
 AMR                         77,000(b)   11,025,438


 Automotive & related - 1.2%
 Ford Motor                 450,000      29,165,625
 TRW                        125,600       6,923,700
 Total                                   36,089,325


 Banks and savings & loans - 3.7%
 BankAmerica                346,100      28,596,512
 First Chicago NBD          250,000      22,031,250
 First Union                450,928      25,590,164
 Norwest                     89,600       3,724,000
 Toronto-Dominion Bank        3,257         141,272
 Wachovia                   265,100      22,483,794
 Washington Mutual          179,700      12,887,859
 Total                                  115,454,851

 Beverages & tobacco - 2.4%
 Coca-Cola                  489,300      37,890,169
 Fortune Brands             330,000      13,158,750
 Philip Morris              556,000      23,178,250
 Total                                   74,227,169

 Building materials & construction - 0.7%
 Masco                      115,000       6,842,500
 Tyco Intl                  258,300      14,109,638
 Total                                   20,952,138


 Chemicals - 1.4%
 Air Products & Chemicals   175,000      14,503,125
 Henkel KGaA                235,966(g)   17,144,464
 Monsanto                   200,000      10,400,000
 Total                                   42,047,589

 Communications equipment & services - 0.8%
 Lucent Technologies         85,000      10,869,375
 Motorola                   155,000       9,396,875
 Tellabs                     50,000(b)    3,356,250
 Total                                   23,622,500

 Computers & office equipment - 3.1%
 3Com                        75,000(b)    2,695,313
 Automatic Data Processing  231,300      15,742,855
 Bay Networks               140,000(b)    3,797,500
 Cisco Systems              152,850(b)   10,451,119
 Compaq Computer            288,000       7,452,000
 Computer Associates Intl   113,250       6,540,188
 Computer Sciences          100,000       5,500,000
 Hewlett-Packard            169,100      10,716,713
 Microsoft                  196,800(b)  $17,613,599
 Parametric Technology      100,000(b)    3,331,250
 Xerox                      104,800      11,154,650
 Total                                   94,995,187


 Electronics - 0.8%
 Harris                      50,000       2,606,250
 Intel                      286,000      22,325,875
 Total                                   24,932,125


 Energy - 1.2%
 Amoco                      281,800      24,340,475
 Unocal                     350,000      13,540,625
 Total                                   37,881,100


 Energy equipment & services - 0.2%
 Baker Hughes               180,800       7,277,200


 Financial services - 1.3%
 Fannie Mae                 100,000       6,325,000
 H&R Block                  180,000       8,561,250
 Travelers Group            419,500      25,170,000
 Total                                   40,056,250

 Food - 1.3%
 Bestfoods                  131,000      15,310,625
 General Mills              173,000      13,148,000
 Sara Lee                   185,000      11,400,625
 Total                                   39,859,250

 Foreign - 24.7%(j)
 Accor                       61,732(b)   15,838,296
 Adidas                      33,049(b)    5,859,239
 Air Canada                 187,600(b)    1,702,143
 Akbank T.A.S. ADR          120,000(b)    1,680,000
 Anglogold ADR              987,950(b)    4,198,788
 Argentaria                 150,510(b)   12,462,214
 Baan                       108,253(b,g)  5,177,656
 Banca Intesa             2,758,882(b)   17,250,434
 Banque Natl de Paris       349,332(b)   27,141,611
 Barclays                   246,046(b)    7,357,241
 Bayerische Vereinsbank     250,360(b,g) 18,271,489
 BG                       2,029,921(b)   10,495,709
 Bombardier Cl B            130,000(b)    3,212,710
 British Airways ADR        549,106(b)    5,558,859
 Centrais Eletricas
    Brasileiras ADR         452,000(g)   10,534,264
 Cheung Kong Holdings       807,000(b)    5,727,984
 China Merchants
    Holdings Intl         6,594,000(b,g)  6,126,987
 China North Inds        16,500,000(b,i)  3,877,500
 China Resources
    Enterprises           1,190,000(b)    2,411,083
 China Telecom
    (Hong Kong)           3,900,000(b)    7,901,868
 Cia de Telecomunicaciones
    de Chile ADR            230,000       6,339,375
 City Developments          243,000(b)   $1,196,192
 Compal Electronics         366,000(b)    1,464,000
 Compania Anonima Nacional
    Telefonos de Venezuela
    ADR                     255,000(g)   10,662,188
 Credit Suisse Group         66,069(b)   13,218,134
 Credito Italiano         3,667,200(b,g) 18,112,583
 EGIS                        78,000(b)    4,204,852
 Ericsson (LM) Cl B         124,490(b,g)  5,915,863
 Fomento Economico
    Mexicano Cl B         1,442,000(b)   10,481,424
 Fujikura                   770,000(b)    4,738,639
 General Electric         1,644,544(b)   13,029,855
 Great Universal Stores   1,047,203(b)   13,037,008
 Grupo Financiero
    Bancomer Cl B         5,309,900(b)    3,130,075
 Grupo Televisa             120,600(b)    4,416,975
 Hong Kong
    Telecommunications    1,300,000(b)    2,684,286
 Imperial Chemical Inds     506,327(b)    8,963,774
 ING Groep                  362,790(b)   20,589,136
 Instituto Bancario
    San Paolo di Torino   1,322,745(b)   18,536,560
 Israel Chemical          1,600,000(b)    1,919,520
 Johnson Matthey            445,179(b)    4,607,321
 Koor Inds ADR               13,200(b)      326,700
 Korea Electric Power       185,110(b,g)  2,405,762
 Korea Electric Power       172,470(b)    1,713,921
 Lukoil Holding ADR          93,500       6,572,490
 Mannesmann                   4,200(b)    3,074,278
 Matav ADR                  135,000(b)    4,201,875
 Michelin Cl B              150,489(b,g)  8,982,352
 Mosenergo ADR              260,000(b,g)  9,620,000
 NEC                        487,000(b)    4,897,594
 Newbridge Networks          58,800(b)    1,567,308
 Nordbanken  Holding        820,996(b,g)  5,441,479
 Northern Telecom            47,600       3,076,150
 Novartis                    11,340(b)   20,069,084
 Otosan Otomobil Sanayii  6,160,000(b)    3,800,665
 Oversea-Chinese Banking    555,440(b)    3,129,723
 Panamerican Beverages ClA   50,000       2,006,250
 Perez Companc            1,200,000(b)    8,065,210
 Petro-Canada               442,500       7,904,854
 Petroleo Brasileiro ADR    290,000(b,g)  6,886,252
 Philips Electronics        146,530(b)   10,755,140
 Rhone-Poulenc Cl A         475,476(b)   24,160,294
 Rohm                        42,000(b)    3,845,548
 Royal Dutch Petroleum      580,000      32,951,249
 Sakura Bank              1,664,000(b,g)  5,906,952
 Samsung Electronics GDR    125,000(b)    3,375,000
 Schlumberger               165,000      12,498,750
 Schweizer Bankgesellschaft  10,359(b)   16,919,587
 Shanghai Industrial
    Holdings              1,558,000(b,g)  6,373,709
 Shell Transport & Trading  922,593(b)    6,761,739
 Singapore Technologies
    Engineering           1,026,000(b)      908,470
 SmithKline Beecham         541,336(b)    6,775,520
 Sony                       100,000(b)    8,480,618
 Sumitomo Realty &
    Development           1,325,000(b)    7,816,053
 Synnex Technology Intl     164,000(b)   $1,037,627
 Telecom Italia           2,196,600(b,g) 13,457,558
 Telecom Italia           2,885,666(b)   22,735,985
 Telecomunicacoes
    Brasileiras-Telebras
    ADR                     200,000      25,962,499
 Telefonica de Argentina
    ADR                     364,000(g)   13,854,750
 Telefonica del Peru ADR     75,000       1,617,188
 Telefonos de Mexico
    ADR Cl L                262,000      14,770,250
 Thai Farmers Bank          724,000(b)    1,807,682
 Tokyo Electron             120,000(b)    4,043,679
 Toronto-Dominion Bank      285,000      12,315,622
 TOTAL Cl B                  81,000(b)    9,724,313
 Unilever                 1,340,560(b)   12,595,347
 United Overseas Bank       398,000(b)    2,205,634
 Vendex Intl                193,000(b)   12,221,636
 Vimpel-Communications
    ADR                      57,000(b)    2,536,500
 Vodafone                   757,311       7,888,379
 Westpac Banking          1,124,000(b)    7,522,775
 Yapi Kredit Finance    175,000,000(b)    6,046,425
 YPF Sociedad Anonima
    ADR                      67,000       2,278,000
 Total                                  765,926,260


 Furniture & appliances - 0.3%
 Maytag                     225,000      10,757,813


 Health care - 5.1%
 ALZA                        97,800(b)    4,382,663
 American Home Products     147,000      14,020,125
 Amgen                      116,000(b)    7,061,500
 Baxter Intl                190,000      10,473,750
 Boston Scientific           91,400(b)    6,169,500
 Bristol-Myers Squibb       215,500      22,479,344
 Guidant                     59,600       4,373,150
 Johnson & Johnson          319,000      23,386,687
 Merck & Co                 233,600      29,988,399
 Pfizer                     229,600      22,888,250
 Schering-Plough            160,000      13,070,000
 Total                                  158,293,368

 Health care services - 0.7%
 HBO & Co                    73,400       4,431,525
 Service Corp Intl          136,400       5,788,475
 Tenet Healthcare           162,000(b)    5,882,625
 United Healthcare          100,000       6,475,000
 Total                                   22,577,625


 Household products - 1.9%
 Colgate-Palmolive          117,000      10,135,125
 Gillette                   172,800      20,509,200
 Procter & Gamble           320,100      27,008,438
 Total                                   57,652,763


 Industrial equipment & services - 0.1%
 Deere & Co                  69,300       4,292,269


 Insurance - 1.0%
 Allstate                    50,000       4,596,875
 American Intl Group         70,000       8,815,625
 SunAmerica                 125,000       5,984,375
 UNUM                       185,670      10,246,663
 Total                                   29,643,538


 Media - 0.8%
 CBS                        398,000      13,507,125
 Clear Channel
    Communications          105,000(b)   10,290,000
 Gannett                     27,000       1,940,625
 Total                                   25,737,750


 Metals - 0.6%
 Aluminum Co of America     158,800      10,927,425
 Reynolds Metals            133,300       8,189,619
 Total                                   19,117,044


 Multi-industry conglomerates - 1.8%
 Cendant                    230,000(b)    9,113,750
 Emerson Electric            45,000       2,933,438
 General Electric           505,600      43,576,400
 Total                                   55,623,588

 Paper & packaging - 0.3%
 Tenneco                    225,000       9,604,688


 Retail - 2.1%
 Consolidated Stores         50,000(b)    2,146,875
 Dayton Hudson              110,000       9,680,000
 Home Depot                 145,000       9,778,438
 Kroger                     220,000(b)   10,161,250
 Penney (JC)                 30,000       2,270,625
 Rite Aid                   180,000       6,165,000
 Wal-Mart Stores            505,200      25,670,475
 Total                                   65,872,663

 Textiles & apparel - 0.2%
 Nike Cl B                  130,000       5,752,500


 Transportation - 0.1%
 Burlington Northern Santa Fe30,000       3,120,000


 Utilities -- electric - 0.2%
 Edison Intl                110,000       3,231,250
 Unicom                      75,000       2,625,000
 Total                                    5,856,250


 Utilities -- gas - 0.6%
 Enron                      405,000      18,781,875


 Utilities -- telephone - 2.7%
 AirTouch Communications    300,000(b)   14,681,250
 Ameritech                  136,000       6,723,500
 AT&T                       255,000      16,734,375
 BellSouth                  111,000       7,499,438
 MCI Communications          94,000       4,653,000
 SBC Communications         154,600       6,744,425
 U S WEST
    Communications          307,000      16,808,249
 WorldCom                   217,000(b)    9,344,563
 Total                                   83,188,800

 Total common stocks
 (Cost: $1,586,959,596)              $1,962,450,304



 Preferred stocks & other - 0.4%
Issuer                       Shares       Value(a)

 Banca Intesa
    Warrants              2,758,882      $4,070,495
 Bar Technologies
    Warrants                  3,000         165,000
 KMC Telecommunications
    Holdings
    Warrants                  3,000       1,762,500
 Martin Media                20,000(k)    2,000,000
 Paxson Communications
    12.50% Pay-in-kind
    Exchangeable             21,110(h)    2,216,550
 Rhone-Poulenc
    Warrants                125,360(c)      705,969
 Unifi Communications
    Warrants                  3,000              30

 Total preferred stocks & other
 (Cost: $6,561,784)                    $10,920,544


See accompanying notes to investments in securities.


      Investments in securities

      Total Return Portfolio

 Bonds - 27.5%

Issuer                                                 Coupon                Principal                 Value(a)
                                                         rate                  amount
 U.S. government obligations - 2.9%
 U.S. Treasury
        04-30-00                                            6.75%          $32,000,000              $32,704,960
        06-30-02                                            6.25             8,000,000                8,166,000
        08-15-04                                            7.25            20,000,000               21,646,200
        08-15-23                                            6.25             9,700,000               10,000,215
        08-15-27                                            6.375           20,000,000(g)            21,142,600
 Total                                                                                               93,659,975


 Mortgage-backed securities - 2.1%
 Federal Home Loan Mtge Corp
        03-01-13                                            5.50            10,890,011               10,502,054
        12-01-25                                            7.50            22,816,746               23,441,469
        10-01-26                                            8.50             3,627,029                3,794,960
        01-01-27                                            8.50             1,911,700                2,000,211
 Federal Natl Mtge Assn
        05-01-24                                            7.50            15,605,908               16,091,720
    Collateralized Mtge Obligation
        05-18-26                                            5.00             9,593,000                8,678,667
 Total                                                                                               64,509,081

 Aerospace & defense - 0.3%
 K&F Inds
    Sr Sub Nts Series B
        10-15-07                                            9.25             1,000,000                1,047,500
 L-3 Communications
    Sr Sub Nts Series B
        05-01-07                                           10.375            1,035,000                1,146,263
 Newport News Shipbuilding
    Sr Nts
        12-01-06                                            8.625              800,000                  853,000
 Northrop-Grumman
        03-01-16                                            7.75             5,000,000                5,443,500
 Total                                                                                                8,490,263

 Airlines - 0.2%
 Northwest Airlines
    Company Guaranty 1st Series 1991
        01-02-15                                            8.07             3,934,345                4,263,177
        01-02-15                                            8.97             1,954,104                2,129,700
 Total                                                                                                6,392,877


 Banks and savings & loans - 1.3%
 CAF
        02-01-03                                            7.10             6,500,000                6,687,785
 First Nationwide Holdings
    Sr Sub Nts
        10-01-03                                           10.625            1,960,000                2,200,100
 Greenpoint Capital
    Company Guaranty
        06-01-27                                            9.10             1,300,000                1,433,393
 Provident Cos
        03-15-38                                            7.41            11,000,000               11,034,540
 Union Planters Bank
    Sub Nts
        03-15-18                                            6.50            10,000,000                9,934,600
 US Trust Capital
        02-01-27                                            8.41             1,500,000(c)             1,632,330

 Washington Mutual Capital
    Company Guaranty
        06-01-27                                            8.375            1,500,000(c)             1,631,565
 Wilshire Financial Services
    Series B
        08-15-04                                           13.00             4,000,000                4,360,000
 Total                                                                                               38,914,313

 Building materials & construction - 0.2%
 AAF-McQuay
    Sr Nts
        02-15-03                                            8.875            2,535,000                2,509,650
 Southdown
    Sr Sub Nts Series B
        03-01-06                                           10.00             2,350,000                2,614,375
 Total                                                                                                5,124,025


 Chemicals - 0.1%
 Polymer Group
    Sr Sub Nts
        03-01-08                                            8.75             4,000,000                4,090,000


 Communications equipment & services - 0.4%
 Interamericas Communications
        10-27-07                                           14.00               500,000(b)               505,000
 NTL
    Zero Coupon
        04-01-08                                           11.48             6,000,000(c,f)           6,576,074
 RCN
    Zero Coupon Sr Disc Nts
        02-15-08                                            9.80             4,800,000(c,f)           3,024,000
 Unifi Communications
    Sr Nts
        03-01-04                                           14.00             3,000,000                2,013,750
 Total                                                                                               12,118,824

 Electronics - 0.1%
 Thomas & Betts
        01-15-06                                            6.50             4,500,000                4,491,270

 Energy - 0.4%
 Forcenergy
    Sr Sub Nts
        11-01-06                                            9.50             1,000,000                1,055,000
 Transamerica Energy
        06-15-02                                           11.50               600,000                  598,500
    Zero Coupon
        06-15-02                                           13.00             1,300,000(f)             1,105,000
 USX
        03-01-08                                            6.85            10,000,000               10,041,900
 Total                                                                                               12,800,400

 Energy equipment & services - 0.2%
 Cliffs Drilling
    Company Guaranty Series D
        05-15-03                                           10.25             3,000,000                3,255,000

 DI Inds
    Sr Nts
        07-01-07                                            8.875            1,500,000                1,552,500
 Total                                                                                                4,807,500


 Financial services - 0.9%
 Arcadia Financial
    Sr Nts
        03-15-07                                           11.50             1,825,000                1,815,875
 Beneficial
    Medium-term Nts
        02-18-13                                            6.25            10,000,000                9,875,300
 DTI Holdings
        03-01-08                                           12.50             6,120,000(c)             3,595,500
 Providian Natl Bank
    Sr Nts
        03-15-03                                            6.70            10,000,000               10,028,600
 Sasco
        02-25-28                                            6.76             2,500,000                2,515,234
 Total                                                                                               27,830,509

 Food - 0.1%
 Ameriserve Food
    Company Guaranty
        07-15-07                                           10.125            1,750,000                1,887,813


 Foreign - 8.2%(j)
 Airplanes GPA Cl D
    (U.S. Dollar) Series 1
        03-15-19                                           10.875            2,750,000                3,067,735
 Argentine Republic
    (U.S. Dollar)
        03-31-23                                            5.50            28,000,000               21,419,999
 Australis Media
    (U.S. Dollar)
        11-01-00                                           14.00               454,044                  321,869
    (U.S. Dollar) Zero Coupon
        05-15-03                                            5.30             5,000,000(f)             1,250,000
        05-15-03                                            5.30                40,885(f)                10,272
 City of Moscow
    (Russian Ruble) Zero Coupon
        07-01-98                                           22.80             5,018,918(e)             4,630,454
        12-31-98                                           21.80             6,153,151(e)             5,146,496
    (U.S. Dollar)
        05-31-00                                            9.50             3,000,000(c)             2,955,000
 Comp Paranaense De Energ
    (U.S. Dollar)
        05-02-05                                            9.75             2,000,000(c)             2,025,000
 Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                            7.75             2,500,000(c)             2,277,850
 Daya Guna
    (U.S. Dollar) Company Guaranty
        06-01-07                                           10.00             2,400,000(c)             2,136,000
 Delphes  2
    (U.S. Dollar)
        05-05-09                                            7.75             3,700,000                3,737,000
 Doman Inds
    (U.S. Dollar) Sr Nts Series B
        11-15-07                                            9.25%           $2,300,000               $2,317,250
 Equador
    (U.S. Dollar)
        02-27-15                                            6.69             3,338,010                2,150,930
 Espirito Santo Centrais
    (U.S. Dollar) Sr Nts
        07-15-07                                           10.00             3,000,000(c)             2,940,000
 Globo Communicacoes Participacoes
    (U.S. Dollar) Sr Nts
        12-05-08                                           10.625            2,275,000(c)             2,320,500
 Govt of Algeria
    (U.S. Dollar) Zero Coupon
        12-31-20                                            1.27             2,675,000(e)             1,693,623
 Govt of Russia
    (Russian Ruble)
        09-27-00                                           14.00            19,002,914                2,391,725
    (U.S. Dollar)
        07-28-00                                           10.375            4,000,000                3,620,000
    (U.S. Dollar) Zero Coupon
        12-29-49                                            6.60             2,500,000(e)             1,767,200
 Greater Beijing
    (U.S. Dollar) Sr Nts
        06-15-04                                            9.25             1,200,000(c)               979,488
        06-15-07                                            9.50             1,400,000(c)             1,127,742
 Grupo Iusacell
    (U.S. Dollar)
        07-15-04                                           10.00             1,000,000                1,042,500
 Grupo Televisa
    (U.S. Dollar) Sr Nts Series A
        05-15-03                                           11.375            2,750,000                3,031,875
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts
        05-22-07                                            8.875            2,200,000(c)             1,948,298
 Hutchison Whampo Finance
    (U.S. Dollar) Company Guaranty
        08-01-17                                            7.45             1,000,000(c)               908,900
        08-01-27                                            7.50             1,650,000(c)             1,489,571
 Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                            8.625            5,000,000(c)             4,165,450
 Imexsa Export Trust
    (U.S. Dollar)
        05-31-03                                           10.125            3,000,000(c)             3,142,500
 IPC Magazines Group
    (British Pound)
        03-15-08                                           15.90             1,875,000(c)             3,113,910
    (British Pound) Zero Coupon
        03-15-08                                           17.76             2,000,000(c,e)           1,982,860
 Jasmine Submarine Telecom
    (U.S. Dollar) Sr Nts
        05-30-11                                            8.48             1,273,610(c)             1,087,816
 Korea Electric Power
    (U.S. Dollar)
        02-01-27                                            7.00            12,500,000               10,731,375
 MDC Communications
    (U.S. Dollar) Sr Sub Nts
        12-01-06                                           10.50             1,000,000                1,078,750
 Mexican Cetes
    (Mexican Peso) Zero Coupon
        06-04-98                                           23.32%           12,775,000(e)            $1,541,176
 Ministry Finance Russia
    (U.S. Dollar)
        11-27-01                                            9.25               850,000(c)               831,406
        06-26-07                                           10.00            17,500,000(c)            16,657,812
 Nationwide CSN Trust
    (U.S. Dollar)
        02-15-25                                            9.875            5,000,000(c)             5,983,850
 Netia Holdings
    (U.S. Dollar) Company Guaranty
        11-01-07                                           10.25             6,000,000(c)             6,180,000
 Philippine Long Distance Telephone
    (U.S. Dollar)
        03-06-07                                            7.85             1,250,000(c)             1,157,688
    (U.S. Dollar) Medium-term Nts Series E
        03-06-17                                            8.35             1,000,000(c)               899,080
 Pindo Deli Finance Mauritius
    (U.S. Dollar) Company Guaranty
        10-01-07                                           10.75             1,300,000(c)             1,069,250
 PLD Telekom
    (U.S. Dollar) Zero Coupon
        06-01-04                                            3.73             3,000,000(e)             3,000,000
 Plitt Theatres
    (U.S. Dollar) Sr Sub Nts
        06-15-04                                           10.875            5,000,000                5,437,500
 Poland Telecom Finance
    (U.S. Dollar)
        12-01-07                                           14.00             5,500,000(c)             6,118,750
 Province of Mendoza
    (U.S. Dollar)
        09-04-07                                           10.00             2,000,000(c)             1,946,520
 PTC Intl Finance
    (U.S. Dollar) Zero Coupon Company Guaranty
        07-01-07                                           10.75             2,000,000(e)             1,370,000
 Republic of Argentina
    (Argentine Peso)
        07-10-02                                            8.75            18,000,000(c)            16,667,999
        02-12-07                                           11.75            13,000,000               13,503,749
    (U.S. Dollar)
        07-10-02                                            8.750           10,000,000                9,260,000
 Republic of Brazil
    (U.S. Dollar)
        04-15-14                                            8.00             5,701,300                4,778,402
        05-15-27                                           10.125           10,500,000               10,473,750
 Republic of Panama
    (U.S. Dollar)
        02-13-02                                            7.875            1,000,000(c)             1,008,140
 Rogers Cantel
    (U.S. Dollar)
        06-01-08                                            9.375            2,800,000                2,968,000
 Southern Peru Copper
    (U.S. Dollar)
        05-30-07                                            7.90             1,000,000                1,022,020
 Tatneft Finance
    (U.S. Dollar) Company Guaranty
        10-29-02                                            9.00             2,000,000(c)             1,852,980
 Texon Intl
    (Deutsche Mark) Sr Nts
        02-01-08                                            3.09             4,000,000                2,248,880
 Tjiwi Kimia FN Mauritius
    (U.S. Dollar) Company Guaranty
        08-01-04                                           10.00%           $2,900,000               $2,392,500
 United Mexican States
    (U.S. Dollar)
        12-31-19                                            6.25            25,000,000               21,156,250
 Veninfotel
    (U.S. Dollar) Cv Pay-in-kind
        03-01-02                                           10.00             2,000,000(h,k)           3,000,000
        03-01-02                                           10.00               250,000(h,k)             375,000
 Veritas Holdings
    (U.S. Dollar) Sr Nts
        12-15-03                                            9.625            1,273,000                1,366,884
 Zhuhai Highway
    (U.S. Dollar) Sub Nts
        07-01-08                                           11.50             5,000,000(c)             4,752,850
 Zurich Capital
    (U.S. Dollar) Company Guaranty
        06-01-37                                            8.38             1,875,000(c)             2,048,231
 Total                                                                                              255,078,605


 Furniture & appliances - 0.2%
 Interface
    Sr Sub Nts Series B
        11-15-05                                            9.50             2,500,000                2,687,500
 Lifestyle Furnishings
    Company Guaranty
        08-01-06                                           10.875            3,250,000                3,644,063
 Total                                                                                                6,331,563


 Health care - 0.5%
 Baxter Intl
        02-15-28                                            6.625           10,000,000                9,776,400
 Lilly (Eli)
        01-01-36                                            6.77             5,000,000                5,131,150
 Total                                                                                               14,907,550


 Health care services - 1.0%
 Magellan Health Services
    Sr Sub Nts
        02-15-08                                            9.00             2,500,000(c)             2,531,250
 Manor Care
    Sr Nts
        06-15-06                                            7.50             7,000,000                7,433,930
 Owens & Minor
    Company Guaranty
        06-01-06                                           10.875            3,200,000                3,580,000
 Service Corp Intl
        03-15-20                                            6.30            11,850,000               11,809,710
 Vencor
    Sr Sub Nts
        07-15-07                                            8.625            4,000,000                4,500,000
 Total                                                                                               29,854,890


 Household products - 0.2%
 Revlon Consumer Products
    Sr Nts
        02-01-06                                            8.125            5,000,000(c)             5,075,000


 Industrial equipment & services - 0.8%
 AGCO
    Sr Sub Nts
        03-15-06                                            8.50             2,800,000                2,912,000
 Alliance Imaging
    Sr Sub Nts
        12-15-05                                            9.625            5,000,000                5,225,000
 Chattem
    Sr Sub Nts
        04-01-08                                            8.875            2,200,000(c)             2,233,000
 Concentric Network
        12-15-07                                           12.75             3,800,000                4,370,000
 Imperial Holly
    Company Guaranty
        12-15-07                                            9.75             3,400,000                3,510,500
 Jorgensen (Earle M)
    Sr Nt
        04-01-05                                            9.50             1,225,000(c)             1,240,313
 Packaged Ice
    Sr Nt
        02-01-05                                            9.75             3,500,000(c)             3,578,750
 Purina Mills
    Sr Sub Nts
        03-15-10                                            9.00             1,475,000(c)             1,526,625
 Total                                                                                               24,596,188

 Insurance - 0.6%
 American United Life Insurance
        03-30-26                                            7.75             5,000,000(c,k)           5,145,350
 Executive Risk Capital
    Company Guaranty Series B
        02-01-27                                            8.675            1,500,000                1,660,620
 Metropolitan Life Insurance
        11-01-25                                            7.80             4,800,000(c)             5,209,872
 Minnesota Mutual Life
        09-15-25                                            8.25             4,500,000(c)             5,157,360
 Total                                                                                               17,173,202

 Leisure time & entertainment - 1.3%
 Icon Fitness
    Zero Coupon Sr Disc Nts Series B
        11-15-06                                           15.76            10,500,000(e)             6,168,750
 Mirage Resorts
        02-01-08                                            6.75             8,750,000                8,737,838
 Speedway Motorsports
        08-15-07                                            8.50             2,000,000                2,087,500
 Time Warner
        02-01-24                                            7.57            11,875,000               12,573,368
        01-15-28                                            6.95             5,000,000                4,876,600
 Venetian Casino/LV Sands
    Mtge
        11-15-04                                           12.25             3,940,000(c)             4,077,900
    Sr Sub Nts
        11-15-05                                           10.00             3,000,000(c)             2,846,250
 Total                                                                                               41,368,206
 Media - 0.7%
 CSC Holdings
    Sr Sub Debs
        05-15-16                                           10.50%           $3,000,000               $3,510,000
 Heritage Media
    Sr Sub Nts
        02-15-06                                            8.75             5,000,000                5,362,500
 Lamar Advertising
    Company Guaranty
        12-01-06                                            9.625              800,000                  872,000
 Liberty Group
    Sr Sub Nts
        02-01-08                                            9.375            3,750,000                3,843,750
 News America Holdings
        10-15-12                                           10.125            2,175,000                2,531,809
 TCI Communications
        08-01-15                                            8.75             5,000,000                5,803,200
 Total                                                                                               21,923,259


 Metals - 0.2%
 Bar Technologies
    Company Guaranty
        04-01-01                                           13.50             3,000,000(c)             3,307,500
 EnviroSource
    Sr Nts
        06-15-03                                            9.75             1,300,000(c)             1,329,250
        06-15-03                                            9.75               530,000                  541,925
 Total                                                                                                5,178,675

 Miscellaneous - 0.8%
 Adams Outdoor Advertising
    Sr Nts
        03-15-06                                           10.75             3,900,000                4,319,250
 BTI Telecommunications
    Sr Nts
        09-15-07                                           10.50             1,150,000                1,170,125
 FCB/NC Capital
    Company Guaranty
        03-01-28                                            8.05             4,625,000                4,681,748
 Michael Petroleum
    Sr Nts
        04-01-05                                           11.50             1,250,000(c)             1,235,938
 MSX Intl
    Sr Sub Nts
        01-15-08                                           11.375            2,450,000                2,548,000
 NSM Steel
        02-01-08                                           12.25             4,300,000                4,149,500
    Company Guaranty
        02-01-06                                           12.00             4,350,000                4,197,750
 Outsourcing Solutions
    Sr Sub Nts Series B
        11-01-06                                           11.00             1,075,000                1,183,844
 SFX Entertainment
    Sr Sub Nts
        02-01-08                                            9.125            2,400,000                2,376,000
 Total                                                                                               25,862,155

 Multi-industry conglomerates - 0.2%
 Pierce Leahy
    Sr Sub Nts
        07-15-06                                           11.125              488,000(c)               557,540
 Prime Succession
    Sr Sub Nts
        08-15-04                                           10.75             1,275,000                1,402,500
 USI American Holdings
    Sr Nts Series B
        12-01-06                                            7.25             3,000,000                3,030,240
 Total                                                                                                4,990,280

 Municipal bonds - 0.1%
 New Jersey Economic Development
    Authority State Pension Funding
    Revenue Bonds (MBIA Insured)
        02-15-29                                            7.425            3,000,000                3,274,800

 Paper & packaging - 0.5%
 Gaylord Container
    Sr Nts
        06-15-07                                            9.375            9,000,000(c)             9,067,500
        06-15-07                                            9.75             1,300,000                1,339,000
 Owens-Illinois
    Sr Nts
        05-15-04                                            7.85             2,000,000                2,090,240
 Silgan Holdings
        06-01-09                                            9.00             2,050,000                2,147,375
 Stone Container
    Sr Sub Deb
        04-01-02                                           12.25             1,000,000                1,030,000
 Total                                                                                               15,674,115


 Restaurants & lodging - 0.3%
 MGM Grand
        02-06-08                                            6.875           10,000,000                9,820,500

 Retail - 0.9%
 Dayton Hudson
        12-01-22                                            8.50             2,500,000                2,710,900
 Great Atlantic & Pacific Tea
        04-15-07                                            7.75            10,000,000               10,751,700
 Kroger
    Sr Nts
        07-15-06                                            8.15             5,000,000                5,443,750
 Wal-Mart CRAVE Trust
        07-17-06                                            7.00             8,961,293(c)             9,192,673
 Total                                                                                               28,099,023

 Textiles & apparel - 0.1%
 Pillowtex
    Sr Sub Nts
        12-15-07                                            9.00             2,500,000(c)             2,615,625

 Transportation - 0.4%
 Enterprise Rent-A-Car USA Finance
        02-15-08                                            6.80            10,000,000                9,957,000
    Company Guaranty Medium-term Nts
        01-15-06                                            6.95             3,000,000(c)             3,069,000
 Total                                                                                               13,026,000


 Utilities -- electric - 0.7%
 AES
    Sr Sub Nts
        11-01-07                                            8.50             3,200,000                3,312,000
 Cleveland Electric Illuminating
        07-01-00                                            7.19             3,000,000                3,049,020
 CMS Energy
    Sr Nts
        05-15-02                                            8.125            2,900,000                2,982,331
 El Paso Electric
        1st Mtge Series B
        05-01-01                                            7.75             5,000,000                5,137,850
 Public Services Electric & Gas
        1st & Ref Mtge
        01-01-16                                            6.75             7,365,000                7,447,709
 Total                                                                                               21,928,910


 Utilities -- gas - 0.2%
 Columbia Gas System
    Series E
        11-28-10                                            7.32             5,043,000                5,199,837


 Utilities -- telephone - 0.5%
 Geotek Communications
    Cv Sr Sub Nts
        02-15-01                                           12.00             2,485,000(k)             1,739,500
 Intermedia Communications
    Sr Nts Series B
        11-01-07                                            8.875            1,600,000                1,716,000
 McLeod USA
    Sr Nts
        03-15-08                                            8.375            2,300,000(c)             2,386,250
 Omnipoint
    Sr Nts
    08-15-06                                               11.625            5,000,000                5,525,000
 Worldcom
    04-01-07                                                7.75             3,000,000                3,246,000
 Total                                                                                               14,612,750


 Total bonds
 (Cost: $834,135,549)                                                                              $851,707,983



 Options purchased - 0.8%

Issuer                                 Number of            Exercise          Expiration               Value(a)
                                          shares               price               date

 Call
 Russell 2000                            350,000                $438           Dec. 1998            $23,548,000
 Total options purchased
 (Cost: $12,524,889)                                                                                $23,548,000



 Short-term securities - 12.0%(l)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies - 0.6%
 Federal Home Loan Bank Disc Nt
    04-13-98     5.48%    $2,100,000     $2,096,178
 Federal Home Loan Mtge Corp Disc Nts
    04-16-98     5.47      1,100,000      1,097,502
    04-20-98     5.49      1,100,000      1,096,824
    04-21-98     5.48      7,000,000      6,978,767
 Federal Natl Mtge Assn Disc Nt
    04-20-98     5.49      6,900,000      6,880,044
 Total                                   18,149,315


 Commercial paper - 11.0%
 ABB Treasury Center USA
    04-28-98     5.56     10,000,000(d)   9,958,450
 BBV Finance (Delaware)
    04-08-98     5.54      4,200,000      4,195,492
 Bell Atlantic
    04-03-98     5.54     12,100,000     12,096,282
    04-07-98     5.54      5,800,000      5,794,664
 Beneficial
    05-18-98     5.57      7,000,000      6,949,462
 CAFCO
    04-20-98     5.55      7,500,000(d)   7,478,110
    04-29-98     5.57      5,900,000(d)   5,874,577
 Ciesco LP
    04-15-98     5.56     11,400,000     11,375,484
    04-20-98     5.54     10,200,000     10,170,392
    04-24-98     5.55      3,900,000      3,886,246
    05-14-98     5.54      3,200,000(d)   3,178,978
 CIT Group Holdings
    04-24-98     5.56     10,000,000      9,964,733
 Commercial Credit
    04-16-98     5.53     10,000,000      9,977,125
 Commerzbank U.S. Finance
    05-01-98     5.58      4,400,000      4,379,613
 Consolidated Natural Gas
    04-27-98     5.56     10,000,000      9,959,989
 Daimler-Benz
    04-23-98     5.52     13,800,000     13,753,785
 Delaware Funding
    04-17-98     5.54      9,100,000(d)   9,076,264
 Dresdner US Finance
    04-02-98     5.59      9,000,000      8,998,607
 Ford Motor Credit
    04-09-98     5.57     15,000,000     14,981,534
 Heinz (HJ)
    04-22-98     5.54     10,000,000      9,967,917
 Household Finance
    04-20-98     5.56      7,500,000      7,478,110
    04-24-98     5.57      8,300,000      8,270,676
    05-13-98     5.56     15,000,000     14,903,400
 Intl Lease Finance
    04-08-98     5.54      4,400,000      4,395,277
 Kredietbank North America Finance
    05-04-98     5.55     12,500,000     12,433,341
    05-08-98     5.50     10,000,000      9,943,472
 Morgan Stanley, Dean Witter, Discover & Co
    05-05-98     5.56      7,800,000      7,759,336
 Natl Australia Funding (Delaware)
    05-11-98     5.54      5,700,000      5,665,167
        NBD Bank Canada

    04-13-98     5.56      2,100,000      2,096,122
 New Center Asset Trust
    04-09-98     5.55     10,000,000      9,987,733
    04-14-98     5.52     15,000,000     14,970,317
 Novartis Finance
    04-08-98     5.52      4,200,000      4,194,465
 Paccar Financial
    04-14-98     5.54      5,000,000      4,990,033
    04-22-98     5.56      4,700,000      4,684,811
 Reed Elsevier
    05-11-98     5.54      3,600,000(d)   3,578,000
 SBC Communications Capital
    04-23-98     5.53%   $10,000,000(d)  $9,966,450
 Toyota Motor Credit
    05-01-98     5.58      8,400,000      8,361,150
 USAA Capital
    04-22-98     5.55      8,000,000      7,974,287
 Westpac Capital
    04-07-98     5.57     16,700,000     16,684,581
 Xerox Credit
    04-01-98     5.51      9,000,000      9,000,000
 Total                                  339,354,432


 Letter of credit - 0.4%
 Bank of America-
 AES Hawaii
    04-16-98     5.55%   $12,600,000    $12,570,967


 Total short-term securities
 (Cost: $370,080,953)                  $370,074,714


 Total investments in securities
 (Cost $2,810,262,771)(m)           $3,218,701,545


See accompanying notes to investments in securities.



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.

(i) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:

Issuer             Beginning  Purchase  Sales     Ending   Dividend    Value(a)
                                  cost   cost     cost         cost      income
China North Inds $13,079,176       $--    $--  $13,079,176      $--  $3,877,500


(j) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1998, is as follows:

Security                          Acquisition                        Cost
                                        dates

American United Life*
   7.75% 2026                        2-13-96                   $5,000,000
Geotek Communications
   12.00% 2001 Cv Sr Sub Nts          3-4-96                    2,485,000
Martin Media                         12-22-97                   2,000,000
Veninfotel
   10.00% 2002
   (U.S. Dollar) Cv Pay-in-kind    03-05-97 through 07-23-97    2,250,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(l) At March 31, 1998, cash or short-term securities were designated to cover open put options written as follows:

Issuer             Shares       Exercise      Expiration              Value(a)
                                   price            date
Russell 2000      350,000            $38       Dec. 1998            $3,829,000


(m) At March 31, 1998, the cost of securities for federal income tax purpose was approximately $2,809,965,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:



Unrealized appreciation....................................$457,221,000
Unrealized depreciation.................................... (48,484,000)
Net unrealized appreciation................................$408,737,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Fund
IDS Tower 10
Minneapolis, MN 55440-0010